Note 3 - Material Accounting Policy Information - Schedule of Investments in Associates and Joint Arrangements (Details)			12 Months Ended
	May 22, 2022	Apr. 01, 2022	Dec. 31, 2025
Dolly Varden [member]
Statement Line Items [Line Items]
Associate	35.30%		12.26%
Dolly Varden [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Associate			12.26%
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Associate		25.00%	25.00%
Universal Mineral Services (UMS) [member] | BRITISH COLUMBIA
Statement Line Items [Line Items]
Associate			25.00%